Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Sustainable Aware Advantage Large Cap Core Fund	May 31, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	1,539
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,712
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	$ 783